Interest-bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Novartis Notes	£ 2,038,881	£ 1,977,393
Bank loan	19,445,756	18,774,924
Interest-bearing loans and borrowings	21,484,637	20,752,317
Current	6,837,884	1,939,806
Non-current	14,646,753	18,812,511
Interest-bearing loans and borrowings	£ 21,484,637	£ 20,752,317